Segment reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment reporting
Schedule of revenue by major product categories
	For the years ended September 30,
	2024	2023	2022
Tapioca	-	$39,977,734	-
Corn	$30,971,188	27,430,969	$10,778,197
Shiitake	17,791,882	19,655,465	19,859,533
Mu Er	14,820,286	16,301,157	19,123,152
Cotton	-	5,547,927	47,950,345
Red dates	507,083	-	-
Cornstarch	-	1,338,782	-
Other products	31,493	112,853	1,502,152
Logistic services	9,400	-	-
Total	$64,131,332	$110,364,887	$99,213,379